Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001789029
Registrant Name	Aeva Technologies, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES